SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of effects of stock-based compensation in the statements of operations
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
Cost of Revenues:
Product	4,113	3,193	2,456
Service	2,900	1,753	1,710
Research and Development	11,179	7,736	6,861
Sales and Marketing	4,864	3,437	3,179
General and Administrative	2,153	2,167	2,441
Total	25,209	18,286	16,647

Schedule of status of the company's share option plans
	2024
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	106,279	31.04
Exercised	(58,217)	27.91
Cancelled	(9,512)	32.31
Outstanding - year end	38,550	35.45

Options exercisable at year end	37,830	34.18

Schedule of information about share options outstanding

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

20.00-35.00	24,509	1.16	24.84	24,509	24.84
35.01-50.00	9,845	2.41	43.44	9,845	43.44
50.01-70.00	2,036	2.58	53.61	2,036	53.61
70.01-102.35	2,160	2.48	102.35	1,440	102.35
	38,550		35.45	37,830	34.18

Schedule of unvested restricted share units
	2024
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	587,669	98.39
Granted	136,736	196.83
Vested	(212,653)	93.93
Canceled	(15,216)	98.34
Unvested at year end	496,536	127.39